COMPANY'S OPERATIONS - Cerrado Project Approval (Details) - Cerrado Project R$ in Thousands	Nov. 05, 2021 BRL (R$)	Oct. 28, 2021 T	May 12, 2021 item T
COMPANY'S OPERATIONS
Initial estimate of the annual capacity to produce eucalyptus pulp (in tons) | T			2,300,000
Excess capacity for generating renewable energy (in megawatts) | item			180
Revised estimate of the annual capacity to produce eucalyptus pulp (in tons) | T		2,550,000
Initial amount of industrial capital investment for acquisition of property, plant and equipment	R$ 14,700,000
Percentage of industrial capital investment consisting of contractual commitments	75.00%
Additional amount of industrial capital investment for forestry, logistics, and chemical plants	R$ 4,600,000
Aggregate amount of industrial capital investment	R$ 19,300,000